Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions
13.	Related Party Transactions

Key management includes directors (executive and non-executive) and senior management. The compensation paid or payable to key management is disclosed in the table below.

Except   as disclosed elsewhere in the consolidated financial statements, the Company had the following general and administrative costs with related parties during the years ended December 31, 2021, 2020 and 2019:

				Net balance receivable (payable)
	Years ended December 31,			as at December 31,
	2021	2020	2019	2021	2020

Key management compensation:
Executive salaries and remuneration (1)	$567	$562	$455	$126	$118
Severance	-	-	90	-	-
Directors fees	26	33	20	-	-
Share-based payments	929	148	101	-	-
	$1,522	$743	$666	$126	$118

Net office, sundry, rent and salary allocations recovered from (incurred to) company sharing a common director (2)	$8	$5	$4	$1	$1

(1)	Includes key management compensation which is included in employee and director remuneration, mineral property interests, and corporate development.

(2)	The company is Aztec Minerals Corp., which share one common director.

The above transactions are incurred in the normal course of business.